Shareholders' equity - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Pre-tax amount
Actuarial gains and losses	$ 135	$ 3	$ 204	$ 138		$ 204
Change in fair value of investments in equity instruments	(1)	4	(20)	3		(17)
Currency translation adjustment generated by the parent company				1,409		(7,137)
Sub-total items not potentially reclassifiable to profit & loss				1,550		(6,950)
Currency translation adjustment	(49)	(1,250)	2,523	(1,299)		3,535
Cash flow hedge	689	1,202	3,222	1,891		2,959
Variation of foreign currency basis spread	11	(3)	21	8		70
Share of other comprehensive income of equity affiliates, net amount				(95)		2,464
Other	(4)	3	(1)	(1)		(1)
Sub-total items potentially reclassifiable to profit & loss				504		9,027
Total other comprehensive income				2,054		2,077
Tax effect
Actuarial gains and losses				(50)		(53)
Change in fair value of investments in equity instruments				(1)		11
Sub-total items not potentially reclassifiable to profit and loss	(43)	(8)	(53)	(51)		(42)
Cash flow hedge				(470)		(1,041)
Variation of foreign currency basis spread				(2)		(18)
Sub-total items potential reclassifiable to profit and loss	(136)	(336)	(1,112)	(472)		(1,059)
Total other comprehensive income				(523)		(1,101)
Net amount
Actuarial gains and losses				88		151
Change in fair value of investments in equity instruments				2		(6)
Currency translation adjustment generated by the parent company	(57)	1,466	(5,387)	1,409		(7,137)
Items not potentially reclassifiable to profit and loss	34	1,465	(5,256)	1,499		(6,992)
Currency translation adjustment				(1,299)		3,535
Cash flow hedge				1,421		1,918
Variation of foreign currency basis spread				6		52
Share of other comprehensive income of equity affiliates, net amount	3	(98)	2,548	(95)		2,464
Other				(1)		(1)
Items potentially reclassifiable to profit and loss	514	(482)	7,201	32		7,968
Total other comprehensive income (net amount)	$ 548	$ 983	$ 1,945	$ 1,531	$ (4,085)	$ 976